Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2015
2	Collection Period	3/1/2015	3/31/2015	31
3	Monthly Interest Period-Actual	3/16/2015	4/14/2015	30
4	Monthly Interest - Scheduled	3/15/2015	4/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	11,897,140.12	—	—	11,897,140.12	—	0.0000000
6	Class A-2a Notes	152,720,000.00	152,720,000.00	—	—	681,852.80	152,038,147.20	0.9955353
7	Class A-2b Notes	152,720,000.00	152,720,000.00	—	—	681,852.80	152,038,147.20	0.9955353
8	Class A-3 Notes	213,590,000.00	213,590,000.00	—	—	—	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	—	—	—	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	610,927,140.12	0.00	0.00	13,260,845.72	597,666,294.40
11	Class B Notes	30,130,000.00	30,130,000.00	—	—	—	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	641,057,140.12	$0.00	$0.00	$13,260,845.72	627,796,294.40

	Overcollateralization
13	Exchange Note	83,702,679.54	75,656,683.79				74,330,599.22
14	Series 2014-A Notes	19,254,115.86	39,853,013.98				41,179,098.55

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.20000%	1,982.86	0.0189006	11,897,140.12	113.4032992	0.00
18	Class A-2a Notes		0.71000%	90,359.33	0.5916666	681,852.80	4.4647250	0.00
19	Class A-2b Notes	0.17450%	0.38450%	48,934.03	0.3204166	681,852.80	4.4647250	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			439,079.88	0.6237462	13,260,845.72	18.8380341	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			480,508.63	0.6545815	13,260,845.72	18.0648245	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	680,910,154.10	668,975,392.95

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	743,305,992.17
28	Aggregate Base Residual Value (Not Discounted)	585,024,722.56	561,983,147.14

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	52	152,212.12
30	Turn-in Ratio on Scheduled Terminations			17.31%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	36,848	756,566,837.89
32	Depreciation/Payments		(8,498,183.68)
33	Gross Credit Losses	(41)	(800,327.20)
34	Early Terminations — Regular	(7)	(144,285.88)
35	Scheduled Terminations — Returned	(17)	(267,655.82)
36	Payoff Units & Lease Reversals	(169)	(3,550,393.14)
37	Repurchased Leases	—	—

38	Securitization Value - End of Period	36,614	743,305,992.17

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3/31/2015

C.	SERVICING FEE

39	Servicing Fee Due	630,472.36

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(9,812.27)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	36,444	99.68%	739,701,233.47
46	31 - 60 Days Delinquent	105	0.29%	2,298,468.49
47	61 - 90 Days Delinquent	5	0.01%	124,043.12
48	91+ Days Delinquent	7	0.02%	117,065.44

49	Total	36,561	100.00%	742,240,810.52

50	Prepayment Speed (1 Month)	0.55%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	24	411,941.70
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(464,985.82)
53	Less: Excess Wear and Tear Received in Current Period		(445.90)
54	Less: Excess Mileage Received in Current Period		—

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(53,490.02)

56	Beginning Cumulative Net Residual Losses		(47,135.27)
57	Current Period Net Residual Losses		(53,490.02)

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(100,625.29)

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	41	800,327.20
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(701,967.11)

62	Current Period Net Credit Losses/(Gains)		98,360.09

63	Beginning Cumulative Net Credit Losses		931,428.39
64	Current Period Net Credit Losses		98,360.09

65	Ending Cumulative Net Credit Losses		1,029,788.48

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.12%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	11,789,985.98
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	328,874.26
69	Liquidation Proceeds, Recoveries & Expenses	683,775.59
70	Insurance Proceeds	18,191.52
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	136,557.46
72	Payoff Payments	3,981,627.12
73	All Other Payments Received	—

74	Collected Amounts	16,939,011.93

75	Investment Earnings on Collection Account	845.19

76	Total Collected Amounts, prior to Servicer Advances	16,939,857.12

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	16,939,857.12

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	630,472.36
80	Interest on the Exchange Note - to the Trust Collection Account	936,251.46
81	Principal on the Exchange Note - to the Trust Collection Account	11,934,761.15
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,166,979.15
83	Remaining Funds Payable to Trust Collection Account	271,393.00

84	Total Distributions	16,939,857.12

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	16,309,384.76

86	Investment Earnings on Reserve Account	231.88

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	16,309,616.64

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	31,523.62
90	Class A Noteholders' Interest Distributable Amount	439,079.88
91	Noteholders' First Priority Principal Distributable Amount	—
92	Class B Noteholders' Interest Distributable Amount	41,428.75
93	Noteholders' Second Priority Principal Distributable Amount	—
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	—
95	Noteholders' Regular Principal Distributable Amount	13,260,845.72
96	Remaining Funds Payable to Certificateholder	2,536,738.67

97	Total Distributions	16,309,616.64